Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Loomis Sayles Multi-Asset Income Fund
Mirova Global Sustainable Equity Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
Loomis Sayles Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Loomis Sayles Multi-Asset Income Fund
(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
Mirova Global Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Mirova Global Sustainable Equity Fund
(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
Natixis Oakmark International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Natixis Oakmark International Fund
(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
Natixis U.S. Equity Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Natixis U.S. Equity Opportunities Fund
(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.